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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05991
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Margaret St. Clair      Wellesley, Massachusetts    February 7, 2006
   ---------------------------   -------------------------   ----------------
           [Signature]                [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1
                                        --------------------

Form 13F Information Table Entry Total:       26
                                        --------------------

Form 13F Information Table Value Total:       $1,457
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

     1.       28-05993                     Philip B. Waring


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                               MARGARET ST. CLAIR
                           FORM 13F INFORMATION TABLE
                    FOR THE QUARTER ENDED DECEMBER 31, 2005

                                                               COLUMN 5                                       COLUMN 8
                         COLUMN 2                COLUMN   ------------------    COLUMN 6     COLUMN 7   VOTING AUTHORITY
       COLUMN 1           TITLE      COLUMN 3      VALUE   SHRS OR  SH/ PUT/   INVESTMENT     OTHER    -------------------
    NAME OF ISSUER       OF CLASS      CUSIP     (X $100   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------- ------------ ----------- --------  --------- -------- ------------   ---------  ------- ------ ----
Ishares TR Dow Jones
US Energy Sector Index  Exchange
Fd.................... Traded Fund    464287796   $   51      600    SH        Shared-Other      1      Sole
Ishares Tr Dow Jones    Exchange
US Healthcare......... Traded Fund    464287762   $   57      900    SH        Shared-Other      1      Sole
Ishares TR Dow Jones
US Industrial Sector    Exchange
Index................. Traded Fund    464287754   $   41      700    SH        Shared-Other      1      Sole
                        Exchange
Ishares EAFE.......... Traded Fund    464287465   $   53      900    SH        Shared-Other      1      Sole
Ishares Tr Dow Jones
Select Dividend Index   Exchange
FD.................... Traded Fund    464287168   $  123    2,000    SH        Shared-Other      1      Sole
Ishares Tr MSCI         Exchange
Emerging Markets...... Traded Fund    464287234   $   44      495    SH        Shared-Other      1      Sole
Ishares Inc MSCI
Pacific Ex Japan Index  Exchange
Fd.................... Traded Fund    464286665   $   59      600    SH        Shared-Other      1      Sole
                        Exchange
Ishares MSCI Japan.... Traded Fund    464286848   $   54    4,000    SH        Shared-Other      1      Sole
Ishares Tr S&P Global
Telecommunications      Exchange
Sector................ Traded Fund    464287275   $   39      800    SH        Shared-Other      1      Sole
Ishares Tr S&P Global   Exchange
Financial Sector...... Traded Fund    464287333   $   59      800    SH        Shared-Other      1      Sole
Ishares Tr S&P Global
Energy Sector Index     Exchange
Fd.................... Traded Fund    464287341   $   66      700    SH        Shared-Other      1      Sole
Ishares Tr Goldman      Exchange
Sachs Nat Res Index... Traded Fund    464287374   $   79      900    SH        Shared-Other      1      Sole
Ishares Trust Goldman   Exchange
Sachs Tech Index...... Traded Fund    464287549   $   47    1,000    SH        Shared-Other      1      Sole
Ishares Tr S&P          Exchange
500/BARRA Value....... Traded Fund    464287408   $   46      700    SH        Shared-Other      1      Sole
Ishares TR S&P Small
Cap 600/Barra Growth    Exchange
Index................. Traded Fund    464287887   $   58      500    SH        Shared-Other      1      Sole
Ishares Tr S&P Small
Cap 600/Barra Value     Exchange
Index................. Traded Fund    464287879   $   89    1,400    SH        Shared-Other      1      Sole
Ishares Tr Russell
1000 Value Index        Exchange
Fund.................. Traded Fund    464287598   $   83    1,200    SH        Shared-Other      1      Sole
Ishares Tr Russell
1000 Growth Index       Exchange
Fund.................. Traded Fund    464287614   $   71    1,400    SH        Shared-Other      1      Sole
Ishares Tr Russell
2000 Value Index        Exchange
Fund.................. Traded Fund    464287630   $   69      350    SH        Shared-Other      1      Sole
                        Exchange
Mexico Fund........... Traded Fund    592835102   $   23      800    SH        Shared-Other      1      Sole
Morgan Stanley Asia     Exchange
Pacific Fund.......... Traded Fund    61744U106   $   39    2,500    SH        Shared-Other      1      Sole
                          Unit
Nasdaq 100 Tr.........  Series I      631100104   $   61    1,500    SH        Shared-Other      1      Sole
Oil Service Holders Tr
Oil Service Hldg Co
Dep Rcpts.............  Dep Rcpts     678002106   $   77      600    SH        Shared-Other      1      Sole
                        Exchange
PowerShares........... Traded Fund    73935X500   $   49    3,000    SH        Shared-Other      1      Sole
Templeton Dragon
Fund..................   Common       88018T101   $   12      600    SH        Shared-Other      1      Sole
Templeton Russia
Fund..................   Common       88022F105   $    8      160    SH        Shared-Other      1      Sole

                                                  $1,457